Other Assets (Details) - Schedule of Other Assets - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
Schedule of Other Assets [Abstract]
Security deposits	$ 158,500	$ 0
	$ 158,500	$ 0	$ 0